Prepayments	12 Months Ended
Dec. 31, 2024
Prepayments [Abstract]
Prepayments

Note 9. Prepayments

The balance of the advance payments is as follows:

	As at December 31,
	2024	2023
Insurance	18,479	23,457
Lease payments (1)	12,441	6,705
Maintenance	7,040	2,739
Advertising	1,968	5,770
Other prepayments	4,936	7,660
Total prepayments	44,864	46,331
Current	33,654	41,515
Non-current	11,210	4,816

(1)	Corresponds to the leases paid in advance of the following real estate:

	As at December 31,
	2024	2023
Almacén Carulla Castillo Grande	7,104	-
Almacén Éxito San Martín	2,856	3,583
Proyecto Arábica	36	36
Various shops	2,445	3,086
Total leases	12,441	6,705